Intangible Assets Including Goodwill - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of intangible assets	$ 0	$ 0
Intangible assets, increase (decrease)	(147)
Intangible assets acquired	1,509
Intangible asset amortization expense	2,287	2,397
Retirement of fully amortized intangible assets	1,505	1,301
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	$ 0	$ 0